Disclosure of geographical areas, assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Total assets	$ 4,685,635	$ 4,728,016	$ 4,505,164
Total liabilities	2,506,779	2,615,671	2,745,085
Property, plant and equipment	3,819,812	3,964,233	3,953,752
Manitoba [Member]
Statements [Line Items]
Total assets	621,253	738,967	730,240
Total liabilities	424,576	510,506	475,644
Property, plant and equipment	572,947	619,476	606,348
Peru [Member]
Statements [Line Items]
Total assets	2,751,525	2,750,114	2,808,370
Total liabilities	921,773	932,423	980,479
Property, plant and equipment	2,353,229	2,503,900	2,540,846
Arizona [Member]
Statements [Line Items]
Total assets	896,693	856,589	822,498
Total liabilities	115,470	110,945	158,236
Property, plant and equipment	868,921	836,759	800,542
Corporate and other activities [Member]
Statements [Line Items]
Total assets	416,164	382,346	144,056
Total liabilities	1,044,960	1,061,797	1,130,726
Property, plant and equipment	$ 24,715	$ 4,098	$ 6,016